EX-1
FORM ABS-15G Wells Fargo Commercial Mortgage Securities, Inc.
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within Cure Period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Commercial Mortgages

WFRBS Commercial Mortgage Trust 2014-C22, Commercial Mortgage Pass-Through Certficates, Series 2014-C22	X	Wells Fargo Bank, National Association	34	660,152,359.00	44.38	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
CIK #: 1616666		The Royal Bank of Scotland	18	311,373,307.00	20.93	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Rialto Mortgage Finance, LLC	21	158,381,467.00	10.65	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Prudential Mortgage Capital Company, LLC	9	109,719,609.00	7.38	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		NCB, FSB	20	67,614,088.00	4.55	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		C-III Commercial Mortgage LLC	17	63,291,423.00	4.25	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Basis Real Estate Capital II, LLC*	6	58,594,540.00	3.94	1	15,371,874.00	1.06	0	0.00	0.00	0	0.00	0.00	1	15,371,874.00	1.06	0	0.00	0.00	1	15,371,874.00	1.06
		Walker & Dunlop Commercial Property Funding I WF, LLC	4	58,473,000.00	3.93	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			73	1,487,599,794.00	100.00	1	15,371,874.00	1.06	0	0.00	0.00	0	0.00	0.00	1	15,371,874.00	1.06	0	0.00	0.00	1	15,371,874.00	1.06

Commercial Mortgages Asset Class Total			73	1,487,599,794.00		1	15,371,874.00		0	0.00		0	0.00		1	15,371,874.00		0	0.00		1	15,371,874.00